Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2021
Analysis Of Income And Expense [Abstract]
Schedule of Raw Materials and Consumables Used

	For the years ended December 31,
	2021	2020	2019
Raw Materials and Consumables Used	ThUS$	ThUS$	ThUS$
Energy purchases	(7,711,330)	(5,337,887)	(6,096,863)
Fuel consumption	(116,666)	(137,850)	(277,117)
Gas	(104,941)	(113,992)	(246,044)
Oil	(9,927)	(3,587)	(13,101)
Coal	(1,798)	(20,271)	(17,972)
Transportation costs	(1,020,192)	(1,016,486)	(1,110,921)
Costs from construction contracts	(1,186,239)	(807,671)	(770,356)
Other variable supplies and services	(416,956)	(256,021)	(285,766)
Total Raw Materials and Consumables Used	(10,451,383)	(7,555,915)	(8,541,023)